NVIT Money Market Fund
Summary Prospectus May 1, 2010

Class Y  /  Class I  /  Class II  /  Class IV  /  Class V
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. This Summary Prospectus is intended for use in connection with variable insurance contracts, and is not intended for use by other investors. The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.nationwide.com/mutualfundsnvit, email a request to web_help@nationwide.com or call 800-848-0920, or ask any variable insurance contract provider who offers shares of the Fund as an underlying investment option in its products.

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class Y	Class I	Class II	Class IV	Class V
	Shares	Shares	Shares	Shares	Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%

Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	N/A	N/A

Other Expenses[1]	0.08%	0.24%	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	0.48%	0.64%	0.89%	0.64%	0.64%

1	The Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.

NSP-MMKT 5/10

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$49	$154	$269	$604

Class I shares	65	205	357	798

Class II shares	91	284	493	1,096

Class IV shares	65	205	357	798

Class V shares	65	205	357	798

Principal Investment Strategies

The Fund invests primarily in a portfolio of high-quality, fixed-income securities that mature in 397 days or less. These securities are issued by banks, corporations and the U.S. government, and may include asset-backed securities as well as obligations of states, municipalities and foreign governments. The Fund may purchase foreign money market securities, although all obligations held by the Fund must be denominated in U.S. dollars. The Fund may invest in floating and variable-rate obligations and may enter into repurchase agreements. Prior to June 30, 2010, the Fund will maintain a dollar-weighted average maturity of no more than 90 days. Beginning June 30, 2010, the Fund will maintain a dollar-weighted average maturity of no more than 60 days, and a weighted average life of no more than 120 days.

Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Principal Risks

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money. In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A low interest rate environment may prevent the Fund from providing a positive yield, or paying Fund expenses out of current income could impair the Fund’s ability to maintain a stable net asset value.

Other risks of investing in the Fund include:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – an issuer may be unable to pay the interest or principal when due.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Asset-backed securities risk – the credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Repurchase agreements risk – exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Please call 800-848-6331 for the Fund’s current 7-day yield.

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Annual Total Returns – Class I Shares
(Years Ended December 31,)

Best Quarter: 1.55% – 4th qtr. of 2000
Worst Quarter: 0.00% – 4th qtr. of 2009

The inception dates for Class II, Class IV, Class V and Class Y shares are December 14, 2009, April 28, 2003, October 21, 2002 and May 1, 2006, respectively. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.

Average Annual Total Returns
(For Periods Ended December 31, 2009)

	1 Year	5 Years	10 Years
Class Y shares	0.09%	2.89%	2.66%

Class I shares	0.04%	2.80%	2.62%

Class II shares	−0.20%	2.55%	2.36%

Class IV shares	0.09%	2.92%	2.70%

Class V shares	0.06%	2.87%	2.67%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Federated Investment Management Company

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist primarily of ordinary income. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or its affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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